UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [X]; Amendment Number:  2
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      P. SCHOENFELD ASSET MANAGEMENT LP
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Address:   1350 Avenue of the Americas,
           --------------------------------------
           21st Floor
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           New York, NY 10019
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Form 13F File Number: 28-6394
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dhananjay Pai
        --------------------------------------
Title:  Chief Operating Officer
        --------------------------------------
Phone:  (212) 649-9500
        --------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Dhananjay Pai                  New York, New York                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            ------------
Form 13F Information Table Entry Total:              70
                                            ------------
Form 13F Information Table Value Total:     $   820,031
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                                             (thousands)

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                 SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
AIRGAS INC                   COM              009363102    40439   647445 SH       SOLE                  647445      0    0
ALBERTO CULVER CO NEW        COM              013078100    10077   272046 SH       SOLE                  272046      0    0
ALCON INC                    COM SHS          H01301102    23200   141984 SH       SOLE                  141984      0    0
ALLEGHENY ENERGY INC         COM              017361106    43332  1787626 SH       SOLE                 1787626      0    0
ART TECHNOLOGY GROUP INC     COM              04289L107     3681   615626 SH       SOLE                  615626      0    0
ATLAS ENERGY INC             COM              049298102    41406   941685 SH       SOLE                  941685      0    0
ATLAS PIPELINE HOLDINGS LP   COM UNITS LP     04939R108     1471   311500 SH  PUT  SOLE                  311500      0    0
AVON PRODS INC               CALL             054303902        4   100600 SH  CALL SOLE                  100600      0    0
BECKMAN COULTER INC          COM              075811109    10066   133800 SH       SOLE                  133800      0    0
BUCYRUS INTL INC NEW         COM              118759109    45898   513401 SH       SOLE                  513401      0    0
BUCYRUS INTL INC NEW         CALL             118759909     1179   205000 SH  CALL SOLE                  205000      0    0
COMCAST CORP NEW             CL A             20030N101     5358   243866 SH       SOLE                  243866      0    0
COMMSCOPE INC                COM              203372107    56680  1815499 SH       SOLE                 1815499      0    0
COMPELLENT TECHNOLOGIES INC  COM              20452A108    14244   516275 SH       SOLE                  516275      0    0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407     1353    54000 SH       SOLE                   54000      0    0
DEL MONTE FOODS CO           COM              24522P103    34179  1818016 SH       SOLE                 1818016      0    0
DENDREON CORP                CALL             24823Q907      104   351200 SH  CALL SOLE                  351200      0    0
DENDREON CORP                PUT              24823Q957      355   338200 SH  PUT  SOLE                  338200      0    0
DIONEX CORP                  COM              254546104    11801   100000 SH       SOLE                  100000      0    0
ENTERTAINMENT PPTYS TR       CONV PFD 9% SR E 29380T600     2398    85572 SH       SOLE                   85572      0    0
EQUINIX INC                  COM NEW          29444U502     2747    33800 SH       SOLE                   33800      0    0
EQUITY LIFESTYLE PPTYS INC   COM              29472R108     5000    89400 SH       SOLE                   89400      0    0
EXCO RESOURCES INC           COM              269279402     8980   462400 SH       SOLE                  462400      0    0
FELCOR LODGING TR INC        PFD CV A $1.95   31430F200     8261   331133 SH       SOLE                  331133      0    0
FORTUNE BRANDS INC           COM              349631101      459     7612 SH       SOLE                    7612      0    0
GENZYME CORP                 COM              372917104    48594   682493 SH       SOLE                  682493      0    0
GENZYME CORP                 PUT              372917954       25    52300 SH  PUT  SOLE                   52300      0    0
GENZYME CORP                 CALL             372917904       39   154200 SH  CALL SOLE                  154200      0    0
HEALTH CARE REIT INC         COM              42217K106     1620    34000 SH       SOLE                   34000      0    0
HOME DEPOT INC               COM              437076102     2184    62300 SH       SOLE                   62300      0    0
INTL PAPER CO                PUT              460146953        8   300900 SH  PUT  SOLE                  300900      0    0
ISTAR FINL INC               FRNT 10/0        45031UBF7    23346 26285000 PRN      SOLE                26285000      0    0
ISTAR FINL INC               COM              45031U101     2349   300389 SH       SOLE                  300389      0    0
J CREW GROUP INC             COM              46612H402    22107   512446 SH       SOLE                  512446      0    0
JO-ANN STORES INC            COM              47758P307    25254   419370 SH       SOLE                  419370      0    0
KING PHARMACEUTICALS INC     COM              495582108    14248  1014108 SH       SOLE                 1014108      0    0
KOHLS CORP                   COM              500255104     1630    30000 SH       SOLE                   30000      0    0
L-1 IDENTITY SOLUTIONS INC   COM              50212A106    17902  1503078 SH       SOLE                 1503078      0    0
LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1     9190 17000000 PRN      SOLE                17000000      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708    19944   300000 SH       SOLE                  300000      0    0
LORAL SPACE & COMMUNICATNS I COM              543881106    18558   242587 SH       SOLE                  242587      0    0
MCAFEE INC                   COM              579064106    60957  1316290 SH       SOLE                 1316290      0    0
MEDIACOM COMMUNICATIONS CORP CL A             58446K105     7731   912730 SH       SOLE                  912730      0    0
MERITAGE HOMES CORP          COM              59001A102     1198    54000 SH       SOLE                   54000      0    0
MI DEVS INC                  CL A SUB VTG     55304X104      948    35000 SH       SOLE                   35000      0    0
MOBILE MINI INC              COM              60740F105     1448    73529 SH       SOLE                   73529      0    0
MOTOROLA INC                 COM              620076109    16268  1793625 SH       SOLE                 1793625      0    0
NATIONWIDE HEALTH PPTYS INC  COM              638620104     2336    64200 SH       SOLE                   64200      0    0
NOVARTIS A G                 SPONSORED ADR    66987V109        7   138900 SH  CALL SOLE                  138900      0    0
NOVELL INC                   COM              670006105     2067   349168 SH       SOLE                  349168      0    0
NVR INC                      COM              62944T105     1479     2141 SH       SOLE                    2141      0    0
PRIDE INTL INC DEL           COM              74153Q102    19450   589408 SH       SOLE                  589408      0    0
RADWARE LTD                  ORD              M81873107     3924   104596 SH       SOLE                  104596      0    0
RADWARE LTD                  CALL             M81873907       99   104700 SH  CALL SOLE                  104700      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T    780097713     3327   205890 SH       SOLE                  205890      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q   780097754     2292   152497 SH       SOLE                  152497      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770     2003   137629 SH       SOLE                  137629      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796      850    57869 SH       SOLE                   57869      0    0
SAVIENT PHARMACEUTICALS INC  COM              80517Q100    19585  1758045 SH       SOLE                 1758045      0    0
SAVIENT PHARMACEUTICALS INC  PUT              80517Q950      698  1974700 SH  PUT  SOLE                 1974700      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                 SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
SAVIENT PHARMACEUTICALS INC  CALL             80517Q900        9    50100 SH  CALL SOLE                   50100      0    0
SIMON PPTY GROUP INC NEW     COM              828806109     1512    15200 SH       SOLE                   15200      0    0
SMURFIT-STONE CONTAINER CORP COM              83272A104    35083  1370421 SH       SOLE                 1370421      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103      117   125000 SH  PUT  SOLE                  125000      0    0
SYNIVERSE HLDGS INC          COM              87163F106    23726   769079 SH       SOLE                  769079      0    0
TALECRIS BIOTHERAPEUTICS HLD COM              874227101    13629   584940 SH       SOLE                  584940      0    0
TEMPLE INLAND INC            CALL             879868907      234   151100 SH  CALL SOLE                  151100      0    0
TENET HEALTHCARE CORP        COM              88033G100     3512   525000 SH       SOLE                  525000      0    0
TEXTRON INC                  NOTE 4.500% 5/0  883203BN0    10467  5500000 PRN      SOLE                 5500000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     5405   204425 SH       SOLE                  204425      0    0